[LETTERHEAD OF MORGAN, LEWIS & BOCKIUS LLP, 1800 M STREET NW,
WASHINGTON, DC 20036]

June 1, 2001

VIA EDGAR

Filing Room
Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:      The Arbor Fund  (File Nos. 33-50718 and 811-7102)
         Filing Pursuant to Rule 497J
         --------------------------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the prospectuses dated May 31, 2001 for the Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Tax-Managed Equity Portfolio, Golden Oak Small Cap Value Portfolio, Golden Oak International Equity Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio, Golden Oak Prime Obligation Money Market Portfolio, OVB Equity Income Portfolio, OVB Capital Appreciation Portfolio, OVB Government Securities Portfolio, OVB West Virginia Tax-Exempt Income Portfolio, OVB Prime Obligations Portfolio, Hancock Horizon Treasury Securities Money Market Fund, Hancock Horizon Tax Exempt Money Market Fund, Hancock Horizon Strategic Income Bond Fund, Hancock Horizon Value Fund and Hancock Horizon Growth Fund, and their respective Statements of Additional Information also dated May 31, 2001 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 31, filed electronically on May 31, 2001.

Please do not hesitate to contact me at (202) 467-7875 should you have any questions.

Sincerely,

/s/ Thomas P. Lemke

Thomas P. Lemke